Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Current Investments		₨ 241,655	$ 3,185	₨ 175,707
Total		260,764		186,283
Financial instruments at FVTOCI
Financial instruments at FVTOCI		219,802		141,954
Financial instruments at amortized cost
Inter corporate and term deposits		22,923		20,827
Financial instruments at FVTPL
Financial instruments at FVTPL		18,039		23,502
Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		19,109		10,576
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current Investments		241,655		175,707
Investments in equity instruments [member] | Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		14,963		10,572
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI	[1]	1,657		4
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[1]	21,266		20,823
Equity instruments | Non-current assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		1,976
Fixed maturity plan mutual funds | Non-current assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		513
Short-term mutual funds | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		15,550		23,502
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		₨ 204,839		₨ 131,382

[1]	These deposits earn a fixed rate of interest. Term deposits include non-current and current deposits in lien with banks primarily on account of term deposits held as margin money deposits against guarantees amounting to ₹ Nil and ₹ 654, respectively (March 31, 2021: Term deposits non-current of ₹ 4 and Term deposits current of ₹ 615).